Members' Equity - Additional Information (Detail) - USD ($)	3 Months Ended
	Mar. 31, 2022	Jan. 17, 2022	Dec. 31, 2021	Dec. 31, 2020
Capital Unit, Class B [Member]
Limited Partners' Capital Account, Units Authorized	50,000,000	50,000,000	10,000,000
Limited partners capital account units issued	17,354,894		7,767,122	7,767,122
Capital Unit Class B1 [Member]
Limited partners capital account units issued	6,098,901
Proceeds from Limited partners capital account units	$ 5,550,000
Capital Unit, Class A [Member]
Limited Partners' Capital Account, Units Authorized	190,000,000		190,000,000
Limited partners capital account units issued	186,500,000		186,500,000	115,000,000